Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share option values
Cash received from share options exercised	$ 251	$ 3,868	$ 380
Total intrinsic value of share options exercised	$ 1,189	$ 9,394	$ 2,290